Long-Term Debt, net	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net

8.       Long-Term Debt, net

Long-term debt in the consolidated statement of financial position is analysed as follows:

	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited & Serena Maritime Limited	34,250	(523)	33,727

	Total at June 30, 2021	34,250	(523)	33,727
	Less: Current Portion	(5,000)	145	(4,855)
	Long-Term Portion	29,250	(378)	28,872

	Total at December 31, 2020	37,000	(448)	36,552
	Less: Current Portion	(5,970)	305	(5,665)
	Long-Term Portion	31,030	(143)	30,887

Details of the Company’s credit facilities and debt securities are discussed in Note 11 of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report.

As of June 30, 2021, the Company was in compliance with the loan covenants of the agreement with the lenders.

8.          Long-Term Debt, net (continued)

In more detail:

(a)	In May 2021, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd. (the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. (the “Borrower D”), Longevity Maritime Limited (the “Borrower E”) and Serena Maritime Limited (the “Borrower F”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe, m/v Sun Globe and m/v Galaxy Globe, respectively, entered a new term loan facility for up to $34,250 with CiT Bank N.A. for the purpose of refinancing the existing indebtedness secured on the ships. The loan facility is in the names of Devocean Maritime Ltd., Domina Maritime Ltd, Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited and Serena Maritime Limited as the borrowers and is guaranteed by Globus. The loan facility bears interest at LIBOR plus a margin of 3.75% for interest periods of three months. The Company also entered into a swap agreement with respect to LIBOR. This loan facility is referred to as the CiT loan facility.

On May 10, 2021, the Company drew down $34,250 and fully prepaid the balance of the EnTrust loan facility. The CiT loan facility consists of six tranches, one for each vessel.

Among the other financial covenants in CiT loan facility it is included the following covenant:

At all times the Parent Guarantor (i.e., Globus) shall maintain, on a consolidated basis, cash in an amount of not less than $150 for each group vessel (other than the Borrowers), to be legally and beneficially owned by the owner of that vessel, such cash to be free of any restriction or withdrawal or transfer and unencumbered by any security.

The Company was in compliance with the covenants of CiT loan facility as of June 30, 2021.

(b)	In June 2019, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd. (the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. (the “Borrower D”) and Longevity Maritime Limited (the “Borrower E”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe and m/v Sun Globe, respectively, entered a new term loan facility for up to $37,000 with EnTrust Global’s Blue Ocean Fund for the purpose of refinancing the existing indebtedness secured on the ships and for general corporate purposes. The loan facility was in the names of Devocean Maritime Ltd., Domina Maritime Ltd, Dulac Maritime S.A., Artful Shipholding S.A. and Longevity Maritime Limited as the borrowers and was guaranteed by Globus. The loan facility bore interest at LIBOR plus a margin of 8.50% (or 10.5% default interest) for interest periods of three months. This loan facility is referred to as the EnTrust loan facility.

In March 2021, the Company prepaid $6.0 million of the Entrust loan facility, which represented all amounts that would otherwise come due during calendar year 2021 and on May 10, 2021, the Company fully prepaid the balance of the EnTrust Loan facility.

(c)	On July 27, 2020, the Company repaid the total outstanding principal and interest of the Firment Shipping Credit Facility amounting to $863.

As of June 30, 2021, and 2020, there was an amount of $14,200 available to be drawn under the Firment Shipping Credit Facility, as amended and restated on May 8, 2020. The Amended and Restated Agreement converted the then existing Revolving Credit Facility to a Term Credit Facility and extended the maturity date to October 31, 2021.

The Firment Shipping Credit Facility requires that Athanasios Feidakis remains Chief Executive Officer and that Firment Shipping maintains at least a 40% shareholding in Globus, other than due to actions taken by Firment Shipping, such as sales of shares. In connection with the registered direct offering on January 29, 2021, February 12, 2021 and June 25, 2021 (collectively, the “Filings”), the Company obtained waivers from Firment Shipping Inc. The waivers consented to the Company making the Filings and waived the requirement to maintain at least a 40% shareholding in Globus as a result of the issuance of common shares and warrants.

As of June 30, 2021, and December 31, 2020, the Company is in compliance with the loan covenants of the Firment Shipping Credit Facility.

(d)	On March 13, 2019, the Company signed a securities purchase agreement with a private investor and on the same date issued, for gross proceeds of $5 million, a senior convertible note (the “Convertible Note”) that was convertible into shares of the Company’s common stock, par value $0.004 per share. If not converted or redeemed beforehand pursuant to the terms of the Convertible Note, the Convertible Note matured upon the anniversary of its issue. The Convertible Note was issued in a transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”).

8.          Long-Term Debt, net (continued)

The Convertible Note provided for interest to accrue at 10% annually, which interest would be paid on the first anniversary of the Convertible Note’s issuance unless the Convertible Note was converted or redeemed pursuant to its terms beforehand. The interest could be paid in common shares of the Company, if certain conditions described within the Convertible Note were met. With respect to the Convertible Note, the Company also signed a registration rights agreement with the private investor pursuant to which it agreed to register for resale the shares that could be issued pursuant to the Convertible Note. The registration rights agreement contained liquidated damages if the Company was unable to register for resale the shares into which the Convertible Note could be converted and maintain such registration.

As per the conversion clause included in the Convertible Note, the Company had recognized this agreement as a hybrid agreement which included an embedded derivative. This embedded derivative was separated to the derivative component and the non-derivative host. The derivative component was shown separately from the non-derivative host in the consolidated statement of financial position at fair value. The changes in the fair value of the derivative financial instrument were recognized in the consolidated statement of comprehensive loss. The initial amount drawn with respect to the Convertible Note was $5,000. The non-derivative host and the derivative component that was initially recognized amounted to $1,783 and $3,217, respectively.

On June 25, 2020, the Company repaid the total outstanding principal and interest of the Convertible Note amounting to $2,528. The Company recognized a loss on this derivative financial instrument amounting to $1,343, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive loss.

The contractual annual loan principal payments to CiT Bank N.A. loan facility to be made subsequent to June 30, 2021, were as follows:

June 30,	CiT Bank N.A.
2022	5,000
2023	5,000
2024	5,000
2025	5,000
2026	14,250
Total	34,250